Income Taxes - Summary of Balances of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	$ 433,037	$ 200,371
Deferred taxes (Liabilities) before compensation	(546,070)	(455,311)
Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(1,843,486)	(813,813)
Compensation deferred taxes Assets/Liabilities	1,297,416	358,502
Deferred taxes (Liabilities) after compensation	(546,070)	(455,311)
Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	1,730,453	558,873
Compensation deferred taxes Assets/Liabilities	(1,297,416)	(358,502)
Deferred taxes Assets after compensation	433,037	200,371
Accumulated Depreciation [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(362,295)	(409,305)
Accumulated Depreciation [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	12,514	77,084
Accumulated Amortization [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(24,400)	(29,383)
Accumulated Amortization [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	7,206	8,617
Post-Employment Benefit Obligations [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(154)	(199)
Post-Employment Benefit Obligations [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	374,105	83,968
Revaluation of Financial Instruments [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(8,364)	(7,507)
Revaluation of Financial Instruments [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	3,290	10,785
Tax Loss [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	258,589
Provisions [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(210,459)	(168,774)
Provisions [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	803,708	313,092
Provision For Civil Contingencies [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	256,544	46,147
Provision Contingencies Workers [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	32,360	33,669
Provision Uncontainable Accounts [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	235,875	99,420
Provision Of Human Resources Accounts [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	14,730	4,782
Financial Assets Ifric 12 [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(196,683)	(119,729)
Other Provisions [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(13,776)	(49,045)
Other Provisions [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	264,199	129,074
Other [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(1,237,814)	(198,645)
Other [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	271,041	65,327
Monetary Correction [Member] | Deferred Tax Liabilities [Member] | Argentina
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(265,047)
Other Deferred Taxes [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(290,368)	(63,815)
Other Deferred Taxes [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	271,041	65,327
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Amortization PPA [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	$ (682,399)	$ (134,830)